Statements of Cash flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss		$ (9,534)	$ (13,158)	$ (25,588)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation		365	354	283
Unrealized exchange loss		3,370	1,470	5,778
Share-based compensation expenses		1,035	1,685	309
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	[1]	(618)	1,723	3,072
Increase (decrease) in accrued expenses and other payables		(1,225)	(4,536)	(21,781)
Net cash provided by (used in) operating activities		(5,210)	(8,782)	(10,360)
Cash flows from investing activities:
Purchase of property, plant and equipment	[1]	(525)	(99)	(320)
Net cash provided by (used in) investing activities		(44,120)	38,011	141,244
Cash flows from financing activities:
Proceeds from short term bank borrowing			92,432	40,000
Repayment of short term bank borrowing			(132,432)
Share repurchase program		(6,258)	(36,704)	(17,561)
Dividend paid		(2,936)	(3,230)	(3,581)
Proceeds from options exercise		3,288	3,996	89
Net cash provided by (used in) financing activities		(5,906)	(75,938)	18,947
Cash and cash equivalents at beginning of year		157,371	212,760	68,707
Effect of exchange rate changes on cash and cash equivalents		(7,577)	(8,680)	(5,778)
Cash and cash equivalents at end of year		94,558	157,371	212,760
Parent Company
Cash flows from operating activities:
Net loss		(9,534)	(13,158)	(25,588)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes		(14,145)	1,871	(105,830)
Depreciation		229	237
Unrealized exchange loss		3,370
Share-based compensation expenses		1,223	1,685	309
Loss on waiving amount due from a subsidiary		17,800
Cancellation of loan and interest owing by subsidiary				133,354
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables		(944)	1,460	(1,197)
Increase (decrease) in accrued expenses and other payables		(1,319)	496	53
Net cash provided by (used in) operating activities		(3,320)	(7,409)	1,101
Cash flows from investing activities:
Purchase of property, plant and equipment			(1)
(Increase) decrease in short term investment		(39,647)	24,753	(8,530)
Decrease (increase) in amounts due from subsidiaries		(1,032)	(6,742)	4,046
Net cash provided by (used in) investing activities		(40,679)	18,010	(4,484)
Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary		73,683	40,625
Proceeds from short term bank borrowing			92,432	40,000
Repayment of short term bank borrowing			(132,432)
Share repurchase program		(6,258)	(36,704)	(17,561)
Dividend paid		(2,936)	(3,230)	(3,581)
Proceeds from options exercise		3,288	3,996	89
Net cash provided by (used in) financing activities		67,777	(35,313)	18,947
Net increase (decrease) in cash and cash equivalents		23,778	(24,712)	15,564
Cash and cash equivalents at beginning of year		31,387	56,099	40,535
Effect of exchange rate changes on cash and cash equivalents		(3,370)
Cash and cash equivalents at end of year		$ 51,795	$ 31,387	$ 56,099

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.